PROPERTY, PLANT AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	September 30,	December 31,
	2025	2024
Construction in progress	$352,087,052	$324,224,632
Land	1,439,000	1,260,000
Machinery and equipment	9,555,000	9,555,000
Operations plant	16,662,675	16,662,675
Total property, plant and equipment	$379,743,727	$351,702,307

Land, machinery and equipment, operations plant and CIP consist of the following as of December 31, 2024 and 2023:

ASSETS	As of December 31, 2024	As of December 31, 2023
Construction in progress	$324,224,632	$281,236,004
Land	1,260,000	1,260,000
Machinery and equipment	9,555,000	9,555,000
Operations plant	16,397,000	16,397,000
Total property and equipment	$351,436,632	$308,448,004

Included within Construction in progress above are the following balances:

	As of December 31, 2024	As of December 31, 2023
Capitalized interest	$67,066,342	$53,067,395
Purchases from related party	96,412,822	81,461,222

XCF Global Capital Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	December 31,	December 31,
	2024	2023

Construction in progress	$12,887,415	$12,852,415
Additions	-	35,000
Construction in progress	$12,887,415	$12,887,415